Measured Risk Strategy Fund
FUND SUMMARY - Measured Risk Strategy Fund
Investment Objective:
The Fund seeks total return from capital appreciation and income.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the “How to Purchase Shares” section on page 9 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Measured Risk Strategy Fund	Class A Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	none	none
Redemption Fee (as a % of amount redeemed on shares held less than 60 days)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Measured Risk Strategy Fund		Class A Shares	Class I Shares
Management Fees		1.25%	1.25%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.75%	0.75%
Acquired Fund Fees and Expenses	[1],[2]	0.15%	0.15%
Total Annual Fund Operating Expenses		2.40%	2.15%
[1]	Estimated for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Measured Risk Strategy Fund - USD ($)	1 Year	3 Years
Class A Shares	707	1,188
Class I Shares	218	673

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:

The Fund seeks capital appreciation by investing in options linked to stock market volatility and seeks income by investing in short-term fixed income securities. The adviser selects volatility-linked options using its proprietary volatility strategy and selects short-term fixed income securities using its fixed income strategy. The Fund invests without restriction as to issuer capitalization or the maturity of an issue. The Fund invests primarily in US investment grade issuers.

Volatility Strategy

Generally, the adviser views stock market volatility as an asset class in its own right. By using proprietary mathematical models, the adviser develops a forecast for changes in stock market volatility. The adviser delegates creation of the mathematical models, which signal increasing, decreasing, or level volatility, to the Fund’s sub-adviser. The adviser then attempts to capture capital appreciation related to declining or level volatility conditions in consultation with the sub-adviser.

When the models project declining volatility, the adviser invests approximately 10-20% of the Fund’s portfolio in short-term options (calls on inverse volatility products, puts on correlated volatility products, or a combination of both) with in-the-money (i.e., below the market price of the underlying asset with respect to a call option or above the market price with respect to a put option) strike prices. Due to the leverage inherent in options, this position may be equivalent to 100% or more of the Fund’s notional, or absolute, value. For the purposes of the Fund, the adviser considers “short-term” to include options with a duration of less than 60 days. The adviser selects call options on volatility-linked inverse exchange-traded funds and selects put options on volatility-linked exchange-traded funds (“ETFs”). Volatility-linked inverse ETFs are designed to produce returns that are inverse or opposite to the change in volatility. Volatility-linked ETFs are designed to produce returns that track (are positively related to) the change in volatility. Generally, the market views futures contracts on the VIX as representing investors’ expectations for the level of volatility of the S&P 500 Index. As described by the CBOE, VIX is a measure of market expectations of near-term volatility conveyed by S&P 500 stock index option prices. Most volatility-linked ETFs have returns related to VIX. The Fund is expected to have an inverse correlation to the VIX and, therefore, when the VIX is flat or declining the Fund is expected to have positive returns. Conversely, when the VIX is increasing, the Fund is expected to have negative returns. The remaining Fund assets are allocated primarily to fixed income securities or cash. However, when the models project rising volatility, the adviser may invest substantially all of the Fund’s portfolio in a combination of fixed income securities.

Additionally, regardless of the adviser’s forecast for volatility, it allocates a small portion (2% to 5%) of the Fund’s portfolio to deep out-of-the money mid-term put options on an inverse ETF to hedge against an unexpected and dramatic rise in volatility. For the purpose of this Fund, the adviser considers “longer-term” options to be those with a duration of greater than 60 days but less than 1 year.

Generally, purchased options are sold to adjust portfolio exposure or when the adviser believes the risk inherent in the investment is greater than the potential reward or positive return or when more attractive investments are available.

Fixed Income Strategy

The Fund seeks income by investing, without restriction as to issuer credit quality, in interest-paying short-term fixed income securities. The Fund may invest directly in individual fixed income securities or indirectly through ETFs, mutual funds and money market funds (“Underlying Funds”) that invest primarily in fixed income securities. To the extent the adviser allocates a majority of the Fund’s fixed income portfolio to ETFs and other Underlying Funds, the Fund will be considered a “fund of funds.” The adviser focuses on identifying specific fixed income securities or Underlying Funds that offer the highest yield when compared to a peer group with similar credit quality and maturity.

The adviser re-allocates assets between the two strategies based on the expected change in volatility as indicated by the sub-adviser’s proprietary mathematical models. The adviser may engage in active and frequent trading of the Fund’s portfolio to achieve the Fund’s investment objective.

The Fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

The following describes the risks the Fund bears directly or indirectly through investments in Underlying Funds. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Exchange-Traded Funds Risk. The ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. This may result in a loss. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices. ETFs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the ETF and may be higher than other mutual funds that invest directly in stocks and bonds. ETFs may also trade at a discount or premium to their net asset value.

Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Inverse ETF Risk. Inverse ETFs seek to provide investment results that will match a certain percentage of the inverse of the performance of a specific benchmark on a daily basis. Because they reset daily there may be significant price changes associated with inverse ETFs. Inverse ETFs may not be able to replicate exactly the inverse of the performance of the indices they track. Inverse ETFs fall in price when reference asset or stock prices are rising. Additionally, inverse ETFs may employ leverage which magnifies the changes in the underlying stock index upon which they are based. Investments in inverse ETFs may increase the potential loss associated with a market correction, or reduce the participation in a market rally depending on the Index or Benchmark the inverse ETF is tied to. During periods of increased price changes, inverse ETFs may not perform in the manner they are designed.

Limited History of Operations Risk. The Fund is a new mutual fund with no history of operations for investors to evaluate.

Management Risk. The adviser may be incorrect in its assessment of the intrinsic value of the securities the Fund holds which may result in a decline in the value of Fund shares and failure to achieve its investment objective. The adviser’s assessment of the predictive validity of the sub-adviser’s mathematical models may prove incorrect. The Fund’s portfolio managers use qualitative analyses and/or models. Any imperfections or limitations in such analyses and models could affect the ability of the portfolio managers to implement strategies.

New Sub-Adviser Risk. The sub-adviser has not previously managed a mutual fund. As a result, investors do not have a long-term track record of managing a mutual fund from which to judge the sub-adviser, and the sub-advisor may not achieve the intended result in managing the Fund.

Non-Diversification Risk. The Fund’s portfolio may focus on a limited number of investments and will be subject to potential for more volatility than a diversified fund.

Options Risk. There are risks associated with the purchase of call and put options. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

Securities Market Risk. The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously.

Underlying Funds Risk. The Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks.

Performance:

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.mrp.fund or by calling 1-855-907-3407.